Consolidated Statements of Operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue:
Recurring services	$ 625.0	$ 573.9	$ 537.5
Professional services and other	115.7	102.3	92.6
Total revenue	740.7	676.2	630.1
Cost of revenue:
Recurring services	200.3	196.8	214.4
Professional services and other	132.2	135.0	115.0
Product development and management	59.0	43.6	43.3
Depreciation and amortization	34.3	31.3	23.1
Total cost of revenue	425.8	406.7	395.8
Gross profit	314.9	269.5	234.3
Selling, general, and administrative expense	258.8	214.1	215.1
Operating profit	56.1	55.4	19.2
Interest expense, net	83.2	87.1	87.4
Other (income) expense, net	(0.2)	8.8	15.9
Loss from continuing operations before income taxes	(26.9)	(40.5)	(84.1)
Income tax expense (benefit)	8.4	(48.5)	7.7
(Loss) income from continuing operations	(35.3)	8.0	(91.8)
(Loss) income from discontinued operations	(25.8)	(6.0)	12.5
Net (loss) income	(61.1)	2.0	(79.3)
Net (loss) income attributable to noncontrolling interest	(0.5)	(1.3)	0.1
Net (loss) income attributable to Ceridian	$ (60.6)	$ 3.3	$ (79.4)
Net loss per share attributable to Ceridian—basic and diluted (Note 19)	$ (0.60)	$ (0.26)	$ (1.44)
Weighted-average shares used to compute net loss per share attributable to Ceridian—basic and diluted (Note 19)	114,049,682	65,204,960	64,988,338